Intangibles	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangibles

15. Intangibles

	Notes	Goodwill	Concessions	Software	Research and development projects	Patents	Total
Balance as of December 31, 2023		3,263	7,689	104	575	–	11,631
Additions		–	465	54	–	–	519
Disposals		–	(10)	–	(5)	–	(15)
Amortization		–	(270)	(54)	–	–	(324)
Acquisition of Aliança Energia	31(a)	257	824	–	4	–	1,085
Translation adjustment		(482)	(1,756)	(20)	(124)	–	(2,382)
Balance as of December 31, 2024		3,038	6,942	84	450	–	10,514
Cost		3,038	8,528	579	450	–	12,595
Accumulated amortization		–	(1,586)	(495)	–	–	(2,081)
Balance as of December 31, 2024		3,038	6,942	84	450	–	10,514
Additions		–	363	31	–	–	394
Disposals		–	(4)	–	–	–	(4)
Amortization		–	(276)	(44)	–	(17)	(337)
Impairment	12	(1,852)	–	–	–	–	(1,852)
Transfer to held for sale (Energy Assets)		(131)	(770)	–	(3)	–	(904)
Transfers (i)		–	–	–	(445)	445	–
Translation adjustment		242	836	9	–	55	1,142
Balance as of December 31, 2025		1,297	7,091	80	2	483	8,953
Cost		1,297	9,068	663	2	500	11,530
Accumulated amortization		–	(1,977)	(583)	–	(17)	(2,577)
Balance as of December 31, 2025		1,297	7,091	80	2	483	8,953

(i) In October 2025, Vale changed the utilization plan for the technology arising from projects acquired through the acquisition of New Steel Global N.V. and, as a result, the carrying amount associated with these projects has been reclassified as "patent" and will be amortized over its legal protection period.

a) Concessions – Includes the operating concession contracts of EFC and EFVM (note 16).

b) Goodwill – Includes the goodwill derived from acquisition of iron ore and the goodwill from the incorporation of Valepar into Vale S.A. in 2017 which was recognized on the acquisition of Vale S.A. controlling interest by Valepar, based on the expected future returns of the ferrous segment. The Company has not recognized the deferred taxes over the goodwill, since there are no differences between the tax basis and accounting basis. Annually, the Company assesses the impairment of this asset, or more frequently when an indication of impairment is identified (note 12).

c) Patents - Refers to patents identified in the business combination of New Steel Global N.V. acquired in 2019.

Accounting policy
Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges. The estimated useful lives are as follows:

Useful life
Railway concessions	5 to 33 years
Patents	7 years
Software	5 years